Trade and Other Receivables - Schedule of Total Accounts Receivable Balance (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	$ 14,440	$ 11,088
Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	8,304	7,031
Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	3,454	2,389
Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	2,575	1,676
Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	107	(8)
Confirm mdx [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	4,932	3,740
Confirm mdx [Member] | Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	2,999	2,225
Confirm mdx [Member] | Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	1,162	876
Confirm mdx [Member] | Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	771	639
Confirm mdx [Member] | Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables
GPS [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	5,359	4,528
GPS [Member] | Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	3,265	3,237
GPS [Member] | Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	1,090	783
GPS [Member] | Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	1,004	508
GPS [Member] | Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables
Select mdx [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	473	512
Select mdx [Member] | Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	255	291
Select mdx [Member] | Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	125	101
Select mdx [Member] | Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	93	128
Select mdx [Member] | Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables		(8)
Resolve mdx [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	3,262	2,308
Resolve mdx [Member] | Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	1,546	1,278
Resolve mdx [Member] | Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	1,009	629
Resolve mdx [Member] | Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	707	401
Resolve mdx [Member] | Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables
Other [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	414
Other [Member] | Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	239
Other [Member] | Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	68
Other [Member] | Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables
Other [Member] | Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	$ 107